Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 31, 2011
Henderson Global Leaders Fund (Prospectus Summary) | Henderson Global Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary - Henderson Global Leaders Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global Leaders Fund's investment objective is to achieve long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholders fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of US and non-US companies. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Non-US companies are broadly defined to include any company that meets one of the following tests:

·  its country of organization, its primary business office and/or the principal trading market of its stock are located outside of the US

·  50% or more of its assets are located in a country other than the US

·  50% or more of its revenues are derived from outside of the US

The Fund has no limits on the geographic asset distribution of its investments.
The Fund may invest in companies domiciled in any country that the manager believes to be appropriate to the Fund's objective including companies domiciled in emerging markets. The Fund may also invest in fixed income securities, including convertible bonds. The Fund may invest across the maturity range of fixed income securities and expects to invest in investment-grade fixed income securities.

Fund investment performance will be derived primarily from stock selection. A strategic asset allocation process will be a secondary and less important contributor to the investment process. The Fund generally purchases securities of companies that are regarded highly by the manager based upon an analysis of a company's valuations relative to earnings forecasts or other valuation criteria, earnings growth prospects of a company, the quality of a company's management and the unique competitive advantages of a company. Region and sector allocations will result from underlying stock selection.

The Fund generally sells a stock when in the manager's opinion there is a deterioration in the company's fundamentals, the company fails to meet performance expectations, the stock achieves its target price, its earnings are disappointing, it fails to meet operating/financial targets or its revenue growth has slowed. The Fund may sell a security if the manager is unable to maintain open communication with management or if there is a change in business strategy or outlook. The Fund may also sell a stock if the manager believes that negative country or regional factors may affect the company's outlook, in the manager's opinion, a superior investment opportunity arises or to meet cash requirements. The manager anticipates that the Fund will continue to hold securities of companies that grow or expand so long as the manager believes the securities continue to offer prospects of long-term growth. Some of the Fund's investments may produce income, although income from dividends and interest will be incidental and not an important consideration in choosing investments.

The Fund may also invest a substantial amount of its assets (i.e., more than 25%
of its assets) in issuers located in a single country or a limited number of countries, and may invest up to 15% of its net assets in illiquid securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to hedge currency exposure using forward foreign currency contracts, or to gain exposure to equity securities using futures contracts on securities indices. However, the Fund may also purchase or sell other types of futures or forward contracts; options on futures contracts;
exchange-traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. There is no stated limit on the Fund's use of derivatives.

The Fund may engage in active and frequent trading to achieve its investment objective. The Fund does not limit its investments to companies of any particular size and may invest a significant portion of its assets in smaller and less seasoned issuers. However, in an attempt to reduce portfolio risks, the manager will invest across countries, industry groups and/or securities.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund's investments and therefore the value of the Fund's shares as well as the amount of any dividend paid may fluctuate significantly. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

·  Market and Equity Securities Risk. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise.
   Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. Because the Fund's portfolio primarily consists of common stocks, it is expected that the Fund's net asset value (NAV) will be subject to greater price fluctuation than a portfolio containing primarily fixed income securities.

·  Smaller and Less Seasoned Companies Risk. The risk that the Fund may also invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies.

·  Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information, possible imposition of foreign withholding taxes, or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

·  Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss.
   These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

·  Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the manager's ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. The use of derivatives may also increase the amount of taxes payable by shareholders.

   Other risks arise from the manager's potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a
   Fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid.
   Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the
   Fund's assets are committed to derivatives in general or are invested in a few types of derivatives.

·  Frequent Trading Risk. The Fund's portfolio turnover rate may be 100% or more.
   The risk that frequent buying and selling of investments involve higher trading costs and other expenses may affect the Fund's performance over time.
   High rates of portfolio turnover may result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for federal income tax purposes.

·  Geographic Focus Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

·  Credit/Default Risk. The risk that one or more debt securities will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences an actual or perceived decline in its financial status. Below investment grade securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due, and therefore involve a greater risk of default.

·  Interest Rate Risk. Generally, debt securities will decrease in value when interest rates rise and increase in value when interest rates decline.
   Interest rate risk is the risk that the debt securities will decline in value because of increases in interest rates.

   Interest rate changes normally have a greater effect on the prices of longer-term debt securities than shorter-term debt securities. In addition, during periods of declining interest rates, the issuers of debt securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding debt securities. (This is known as prepayment risk and may reduce the
   Fund's income.) During periods of rising interest rates, slower than expected principal payments may extend the average life of certain types of securities.
   This may lock in a below market interest rate, increase the debt security's duration and reduce the value of the debt security. (This is known as extension risk.)

Risk, Lose Money	rr_RiskLoseMoney	You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

Class I shares are new and do not have any performance history. The annual return in the bar chart and the best and worst quarter returns are based on the
Fund's Class A shares and without reflecting payment of any front-end sales charge; if sales charges were reflected, the annual return would have been lower. The historical performance presented in the table that follows is based on the Fund's Class A Shares. Class A shares are not offered in this Prospectus.
Performance for Class I shares would be similar because the shares are invested in the exact same portfolio of securities and would differ only to the extent
Class I shares have different expenses. Please see the section entitled "Fees and Expenses of the Fund".

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for different calendar periods compared to those of a broad-based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866.3HENDERSON (or 866.343.6337)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hendersonglobalinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return (%) per calendar year
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the four-year period ended December 31, 2010, the Fund's highest and lowest quarterly returns for Class A shares were 17.55% and (20.19)% for the quarters ended June 30, 2009 and September 30, 2008, respectively. The year-to-date return through March 31, 2011 was 1.49%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for periods ended December 31, 2010 (including maximum sales charges)
Henderson Global Leaders Fund (Prospectus Summary) | Henderson Global Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2020-07-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.19%)
Henderson Global Leaders Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 3 Years	ck0001141306_AverageAnnualReturnYear03	(4.29%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.48%)
Henderson Global Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	366
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	634
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	366
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	634
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,482
Annual Return 2007	rr_AnnualReturn2007	15.76%
Annual Return 2008	rr_AnnualReturn2008	(42.52%)
Annual Return 2009	rr_AnnualReturn2009	31.51%
Annual Return 2010	rr_AnnualReturn2010	13.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.89%
Average Annual Returns, 3 Years	ck0001141306_AverageAnnualReturnYear03	(6.86%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.91%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Henderson Global Leaders Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.89%
Average Annual Returns, 3 Years	ck0001141306_AverageAnnualReturnYear03	(6.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Henderson Global Leaders Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.48%
Average Annual Returns, 3 Years	ck0001141306_AverageAnnualReturnYear03	(5.78%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006

[1]	The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.15% of the Fund's average daily net assets. The Fund's Expense Limitation Agreement shall terminate upon the earlier of the termination of the Advisory Agreement or July 31, 2020.